Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	SOPHiA GENETICS SA
Entity Central Index Key	0001840706
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	63,857,604
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Ordinary shares, par value CHF 0.05 per share
Trading Symbol	SOPH
Security Exchange Name	NASDAQ
Entity File Number	001-40627
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Rue du Centre 172
Entity Address, City or Town	Saint-Sulpice
Entity Address, Country	CH
Entity Address, Postal Zip Code	CH-1025
Document Annual Report	true
Document Transition Report	false
Auditor Firm ID	1358
Auditor Name	PricewaterhouseCoopers SA
Auditor Location	Lausanne, Switzerland
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	185 Dartmouth Street Floor 5
Entity Address, City or Town	Boston
Entity Address, Postal Zip Code	MA 02116
Contact Personnel Name	Ross Muken
City Area Code	617
Local Phone Number	982-1210